Segmented Information - Schedule of Net Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Assets	$ 7,213.1	$ 3,248.5
Liabilities	2,440.6	1,046.9
Assets (liabilities)	4,772.5	2,201.6
Silver Segment:
Disclosure of operating segments [line items]
Assets	1,156.5	1,021.5
Liabilities	288.7	242.0
Assets (liabilities)	867.8	779.5
Gold Segment:
Disclosure of operating segments [line items]
Assets	5,259.1	1,767.8
Liabilities	1,301.8	578.5
Assets (liabilities)	3,957.3	1,189.3
La Colorada | Mexico | Silver Segment:
Disclosure of operating segments [line items]
Assets	428.0	375.4
Liabilities	43.8	52.0
Assets (liabilities)	384.2	323.4
Huaron | Peru | Silver Segment:
Disclosure of operating segments [line items]
Assets	149.5	122.5
Liabilities	61.0	51.5
Assets (liabilities)	88.5	71.0
Morococha | Peru | Silver Segment:
Disclosure of operating segments [line items]
Assets		102.2
Liabilities		31.2
Assets (liabilities)		71.0
San Vicente | Bolivia | Silver Segment:
Disclosure of operating segments [line items]
Assets	78.6	82.5
Liabilities	45.0	47.4
Assets (liabilities)	33.6	35.1
Manantial Espejo | Argentina | Silver Segment:
Disclosure of operating segments [line items]
Assets	2.2	47.8
Liabilities	18.5	40.5
Assets (liabilities)	(16.3)	7.3
Escobal | Guatemala | Silver Segment:
Disclosure of operating segments [line items]
Assets		291.1
Liabilities		19.4
Assets (liabilities)		271.7
Pas Guatemala | Guatemala | Silver Segment:
Disclosure of operating segments [line items]
Assets	290.0
Liabilities	16.4
Assets (liabilities)	273.6
Cerro Moro | Argentina | Silver Segment:
Disclosure of operating segments [line items]
Assets	208.2
Liabilities	104.0
Assets (liabilities)	104.2
Dolores | Mexico | Gold Segment:
Disclosure of operating segments [line items]
Assets	372.5	415.1
Liabilities	141.7	155.8
Assets (liabilities)	230.8	259.3
Shahuindo | Peru | Gold Segment:
Disclosure of operating segments [line items]
Assets	604.0	602.4
Liabilities	178.2	199.6
Assets (liabilities)	425.8	402.8
La Arena | Peru | Gold Segment:
Disclosure of operating segments [line items]
Assets	383.7	368.3
Liabilities	156.6	155.1
Assets (liabilities)	227.1	213.2
Timmins | Canada | Gold Segment:
Disclosure of operating segments [line items]
Assets	395.1	382.0
Liabilities	78.5	68.0
Assets (liabilities)	316.6	314.0
Jacobina | Brazil | Gold Segment:
Disclosure of operating segments [line items]
Assets	2,508.2
Liabilities	437.5
Assets (liabilities)	2,070.7
El Peñon | Chile | Gold Segment:
Disclosure of operating segments [line items]
Assets	776.0
Liabilities	205.6
Assets (liabilities)	570.4
Minera Florida | Chile | Gold Segment:
Disclosure of operating segments [line items]
Assets	219.6
Liabilities	103.7
Assets (liabilities)	115.9
Pas Corp | Canada | Other segment:
Disclosure of operating segments [line items]
Assets	134.1	179.0
Liabilities	24.3	182.9
Assets (liabilities)	109.8	(3.9)
Yamana Corp | Canada | Other segment:
Disclosure of operating segments [line items]
Assets	304.3
Liabilities	725.9
Assets (liabilities)	(421.6)
Navidad | Argentina | Other segment:
Disclosure of operating segments [line items]
Assets	192.1	193.9
Liabilities	14.3	2.6
Assets (liabilities)	177.8	191.3
Other | Other segment:
Disclosure of operating segments [line items]
Assets	167.0	86.3
Liabilities	85.6	40.9
Assets (liabilities)	$ 81.4	$ 45.4